Long-term debt	12 Months Ended
Dec. 31, 2021
Long-Term Debt1 [Abstract]
Long-term debt	Long-term debt

	2021	2020
	$	$
Equipment loans/finance lease obligations:
Fekola equipment loan facilities (net of unamortized transaction costs)	42,408	71,261
Masbate equipment loan facility (net of unamortized transaction costs)	3,865	7,254
Lease liabilities	28,861	31,507
	75,134	110,022

Less: current portion	(25,408)	(34,111)
	49,726	75,911

The following is a continuity schedule of the Company's debt balances:

	Revolving credit facility	Equipment loans	Lease Liabilities	Total
	$	$	$	$

Balance at December 31, 2019	192,287	59,833	9,731	261,851
Drawdowns	250,000	42,065	—	292,065
Lease liabilities incurred	—	—	22,879	22,879
Debt repayments	(450,000)	(28,445)	(3,637)	(482,082)
Foreign exchange losses	—	5,054	1,270	6,324
Reclass of deferred financing costs to other assets (Note 9)	6,018	—	—	6,018
Deferred transaction costs incurred	—	(649)	—	(649)
Non-cash interest and financing expense	1,695	657	1,264	3,616
Balance at December 31, 2020	—	78,515	31,507	110,022

Lease liabilities incurred	—	—	398	398
Debt repayments	—	(28,797)	(3,889)	(32,686)
Foreign exchange gains	—	(4,145)	(295)	(4,440)
Deferred transaction costs incurred	5,768	—	—	5,768
Reclass of deferred financing costs to other assets (Note 9)	(5,768)	—	—	(5,768)
Non-cash interest and financing expense	—	700	1,140	1,840
Balance at December 31, 2021	—	46,273	28,861	75,134

Less: current portion	—	(21,117)	(4,291)	(25,408)
	—	25,156	24,570	49,726

Revolving credit facility

On December 16, 2021, the Company entered into a revised revolving credit facility ("RCF") agreement with its existing syndicate of banks. The maximum available for drawdown under the facility remains at $600 million with an accordion feature, available on the receipt of additional binding commitments, for a further $200 million.

The RCF bears interest on a sliding scale of between LIBOR plus 2.00% to 2.50% based on the Company’s consolidated net leverage ratio. Commitment fees for the undrawn portion of the facility are also on a sliding scale basis of between 0.450% and 0.563%. The term of the RCF is four years, maturing on December 16, 2025. Transaction costs on the RCF of $9 million are being amortized over the remainder of the facility term.

The Company has provided security on the RCF in the form of a general security interest over the Company’s assets and pledges creating a charge over the shares of certain of the Company’s direct and indirect subsidiaries. In connection with the RCF, the Company must also maintain certain ratios for leverage and interest coverage. As at December 31, 2021, the Company was in compliance with these debt covenants.
At December 31, 2021, the Company had drawn $nil on the RCF with the entire facility of $600 million remaining available for future drawdowns.

Fekola equipment loan facilities

During 2016, the Company entered into a Euro 71 million term equipment facility (the "first equipment facility") with Caterpillar Financial SARL, as Mandated Lead Arranger, and Caterpillar Financial Services Corporation, as original lender. The aggregate principal amount of up to Euro 71 million was available to the Company’s subsidiary, Fekola SA (the “Borrower”) to finance or refinance the mining fleet and other mining equipment at the Company's Fekola Mine in Mali and was fully utilized.

The Company is required to maintain a deposit in a debt service reserve account (“DSRA”) equal at all times to the total of the principal, interest and other payments that become payable over the next six months. At December 31, 2021, the balance in the DSRA account was Euro 8 million ($9 million equivalent). At December 31, 2020, the balance in the DSRA account was Euro 8 million ($10 million equivalent).

Each equipment loan under the first equipment facility is repayable in 20 equal quarterly installments. The final repayment date shall be five years from the first disbursement under each equipment loan. The interest rate on each loan is a rate per annum equal to EURIBOR plus a margin of 5.10%. The Company and the Company’s subsidiary, Mali Mining Investments Limited, have guaranteed the first equipment facility and security is given over the equipment of the Borrower which has been financed by the first equipment facility, related warranty and insurance, and over the DSRA.

On September 29, 2020, the Company entered into a second term equipment facility (the "second equipment facility") with Caterpillar Financial Services Corporation for aggregate principal amount of up to the Euro equivalent of $40 million. The second equipment facility is available to the Company’s majority-owned subsidiary, Fekola SA (the “Borrower”) to finance or refinance up to 75% of the cost of the mining fleet and other mining equipment at the Company's Fekola Mine in Mali. The second equipment facility is available from the date of the agreement and ends on the earlier of the day when the new equipment facility is fully drawn and 12 months from date of the agreement. On October 26, 2020, the Borrower drew down the entire amount under the new equipment facility for proceeds of Euro 36 million.

Each equipment loan is repayable in 20 equal quarterly installments. The final repayment date shall be five years from the first disbursement under each equipment loan. The interest rate on each loan is a rate per annum equal to EURIBOR plus a margin of 4.25%. The Company and its wholly-owned subsidiary, Mali Mining Investments Limited, have guaranteed the second equipment facility and security is given over the equipment of the Borrower which has been financed by the second equipment facility, related warranty and insurance. There is no requirement to maintain a DSRA for the second equipment financing.

Otjikoto equipment loan facility

On March 30, 2020 the Company elected to voluntarily repay the outstanding balance on the Otjikoto equipment loan facility. The facility had an interest rate of LIBOR plus a margin of 3.85% on loans advanced under the facility and a commitment fee of 1.2% per annum on the undrawn balance of the facility, each payable quarterly.

Masbate equipment loan facility

On June 1, 2017, the Company entered into an $18 million term equipment facility with Caterpillar Financial Services Philippines Inc. The aggregate principal amount is available to the Company’s Philippines subsidiaries to finance or refinance the mining fleet and other mining equipment at the Company's Masbate Mine and is fully utilized.

Each equipment loan is repayable in 20 equal quarterly installments. The final repayment date shall be five years from the first disbursement under each equipment loan. The interest rate on each loan is a rate per annum equal to LIBOR plus a margin of 3.85%. The Company has guaranteed the equipment facilities and security is given over the equipment of the Borrower which has been financed by the equipment facility.

Lease liabilities

For the year ended December 31, 2021, the Company recognized depreciation expense of $4 million (2020 - $3 million) on right-of-use assets recognized under IFRS 16, Leases in the Consolidated Statement of Operations and made payments on these leases of $4 million (2020 - $4 million).
The expected timing of undiscounted lease payments at December 31, 2021 for leases accounted for under IFRS 16 is as follows:

$

Less than one year	3,763
One to five years	12,501
More than five years	18,964
35,228

For the year ended December 31, 2021, payments totalling $2 million (2020 - $4 million) relating to short-term leases (those with a term of 12 months or less) and $7 million (2020 - $10 million) relating to variable lease payments (including both lease and non-lease components) have been expensed in the Consolidated Statement of Operations. During the year ended December 31, 2020, the Company recognized new lease liabilities totalling $23 million primarily related to new corporate office space. The valuation of the new office lease was based on an initial term of 10 years plus one 5 year extension with average annual rental payments of approximately $2 million per year. There were no significant new leases for the year ended December 31, 2021.

The following table summarizes the Company’s scheduled debt repayments on its outstanding debt as at December 31, 2021:

	2022	2023	2024	2025	2026	Total
	$	$	$	$	$	$

Fekola equipment loan facilities:
Principal	18,028	10,320	8,334	6,183	—	42,865
Interest (estimated)	1,816	1,063	586	158	—	3,623

Masbate equipment loan facility:
Principal	3,076	766	106	—	—	3,948
Interest (estimated)	167	26	2	—	—	195

Lease liabilities
Principal	3,269	2,605	2,144	1,387	1,429	10,834
Interest (estimated)	11	—	—	—	—	11
	26,367	14,780	11,172	7,728	1,429	61,476